PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of changes in property, plant and equipment
The following table outlines the changes to property, plant and equipment during the year ended December 31, 2018:

	Land	Buildings	Manufacturing equipment	Computer equipment and software	Furniture, office equipment and other	Construction in progress	Total
	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2017	12,110	127,073	627,400	42,502	2,705	37,835	849,625
Additions – separately acquired	—	—	—	—	—	74,712	74,712
Additions through business acquisitions	2,400	5,720	28,619	146	163	1,334	38,382
Assets placed into service	—	10,330	42,114	1,876	785	(55,105)	—
Disposals	—	(180)	(4,667)	(230)	(137)	—	(5,214)
Category reclassifications	(1,641)	4,229	(2,588)	—	—	—	—
Foreign exchange and other	(793)	(1,755)	(8,632)	(243)	(58)	(1,107)	(12,588)
Balance as of December 31, 2018	12,076	145,417	682,246	44,051	3,458	57,669	944,917
Accumulated depreciation and impairments
Balance as of December 31, 2017	609	66,294	430,168	36,652	2,108	274	536,105
Depreciation	—	5,615	30,154	2,245	534	—	38,548
Impairments	370	820	3,649	—	—	84	4,923
Disposals	—	(118)	(4,305)	(229)	(128)	—	(4,780)
Foreign exchange and other	—	(1,035)	(5,662)	(208)	(48)	(2)	(6,955)
Balance as of December 31, 2018	979	71,576	454,004	38,460	2,466	356	567,841
Net carrying amount as of December 31, 2018	11,097	73,841	228,242	5,591	992	57,313	377,076
The following table outlines the changes to property, plant and equipment during the year ended December 31, 2019:

	Land	Buildings	Manufacturing equipment	Computer equipment and software	Furniture, office equipment and other	Construction in progress	Total
	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2018	12,076	145,417	682,246	44,051	3,458	57,669	944,917
Adjustment on transition to IFRS 16	—	27,960	1,914	—	1,180	—	31,054
Additions – right-of-use assets	—	11,844	1,701	—	203	—	13,748
Additions – separately acquired	—	—	—	—	—	48,376	48,376
Assets placed into service	581	13,105	73,708	2,174	563	(90,131)	—
Disposals	(360)	(3,776)	(8,889)	(1,622)	(136)	(960)	(15,743)
Category reclassifications	—	(1,488)	1,488	—	—	—	—
Foreign exchange and other	(105)	769	3,445	121	26	(543)	3,713
Balance as of December 31, 2019	12,192	193,831	755,613	44,724	5,294	14,411	1,026,065
Accumulated depreciation and impairments
Balance as of December 31, 2018	979	71,576	454,004	38,460	2,466	356	567,841
Depreciation (1)	—	11,208	36,810	2,326	1,121	—	51,465
Impairments	—	236	1,211	149	18	607	2,221
Impairment reversals	—	—	(751)	—	—	—	(751)
Disposals	(360)	(2,501)	(7,996)	(1,595)	(105)	(960)	(13,517)
Foreign exchange and other	(10)	536	2,849	113	10	(3)	3,495
Balance as of December 31, 2019	609	81,055	486,127	39,453	3,510	—	610,754
Net carrying amount as of December 31, 2019	11,583	112,776	269,486	5,271	1,784	14,411	415,311

(1)
The difference between the depreciation additions presented above and depreciation expense included in the Company’s consolidated earnings is the amortization of government grants recognized in deferred income for the purchase and construction of plant and equipment in the amount of $0.4 million as of December 31, 2019. When the assets are placed into service, the deferred income is recognized as a credit to depreciation expense through cost of sales on a systematic basis over the related assets’ useful lives. Refer to Note 14 for additional information on the Company's forgivable government loans.

Schedule of supplemental information regarding property, plant and equipment
Supplemental information regarding property, plant and equipment is as follows for the years ended:

	December 31, 2019	December 31, 2018
Interest capitalized to property, plant and equipment	$1,976	$2,277
Weighted average capitalization rates	7.56%	7.64%

Additional information on the carrying amount of the right-of-use assets by class of assets and related depreciation expense is as follows as of and for the year ended December 31, 2019:

	Buildings	Manufacturing equipment	Furniture, office equipment and other	Total
	$	$	$	$
Carrying amount	36,263	18,348	866	55,477
Depreciation expense	5,331	3,248	796	9,375

Additional information on the carrying amount of leases under finance lease obligations by class of assets and related depreciation expense is as follows as of and for the year ended December 31, 2018:

	Buildings	Manufacturing equipment	Furniture, office equipment and other	Total
	$	$	$	$
Carrying amount	1,526	18,233	301	20,060
Depreciation expense	451	2,263	315	3,029